Investment Objectives and Goals - PeakShares Sector Rotation ETF	Jul. 02, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – PeakShares Sector Rotation ETF
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The primary investment objective of the PeakShares Sector Rotation ETF (the “Fund”) is to seek to provide capital appreciation and income generation.